Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000241910 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241910 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241910 | 609207105 | Mondelez International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241910 | 911312106 | United Parcel Service, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241910 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241910 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241910 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241910 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241910 | 89832Q109 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241910 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241910 | Communications00206R102
Holdings [Line Items]
Percent of Total Investments	91.80%
C000241910 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	9.30%
C000241910 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241910 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241910 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241910 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241910 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000241910 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241910 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000241909 | 126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241909 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241909 | 609207105 | Mondelez International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241909 | 911312106 | United Parcel Service, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241909 | 949746101 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241909 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241909 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241909 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241909 | 89832Q109 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241909 | G5960L103 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241909 | Communications00206R102
Holdings [Line Items]
Percent of Total Investments	91.80%
C000241909 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	9.30%
C000241909 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241909 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241909 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241909 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241909 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000241909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000241909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241909 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000246496 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246496 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246496 | 6597067 | Mitsubishi Heavy Industries Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246496 | 5231485 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246496 | 6536651 | BYD Co Ltd, H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246496 | BG0ZMJ9 | Xiaomi Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246496 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246496 | 4557104 | GEA Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246496 | 6563024 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246496 | 7380482 | Cie de Saint-Gobain S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246496 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246496 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000246496 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246496 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000246496 | China
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246496 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246496 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246496 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246496 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000246496 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000246496 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000246496 | Financials5231485
Holdings [Line Items]
Percent of Total Investments	97.20%
C000246496 | Equities46429B598
Holdings [Line Items]
Percent of Total Investments	1.60%
C000246497 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246497 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246497 | 6597067 | Mitsubishi Heavy Industries Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246497 | 5231485 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246497 | 6536651 | BYD Co Ltd, H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246497 | BG0ZMJ9 | Xiaomi Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246497 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246497 | 4557104 | GEA Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246497 | 6563024 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246497 | 7380482 | Cie de Saint-Gobain S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246497 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246497 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000246497 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246497 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000246497 | China
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246497 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246497 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246497 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246497 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000246497 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000246497 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000246497 | Financials5231485
Holdings [Line Items]
Percent of Total Investments	97.20%
C000246497 | Equities46429B598
Holdings [Line Items]
Percent of Total Investments	1.60%
C000246495 | B63H849 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246495 | 496902404 | Kinross Gold Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246495 | 6597067 | Mitsubishi Heavy Industries Ltd
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246495 | 5231485 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246495 | 6536651 | BYD Co Ltd, H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246495 | BG0ZMJ9 | Xiaomi Corp
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246495 | 5705946 | Banco Santander S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246495 | 4557104 | GEA Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246495 | 6563024 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246495 | 7380482 | Cie de Saint-Gobain S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000246495 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246495 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000246495 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246495 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000246495 | China
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246495 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246495 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246495 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000246495 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000246495 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000246495 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.20%
C000246495 | Financials5231485
Holdings [Line Items]
Percent of Total Investments	97.20%
C000246495 | Equities46429B598
Holdings [Line Items]
Percent of Total Investments	1.60%
C000234854 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234854 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234854 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234854 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234854 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234854 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234854 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234854 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234854 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234854 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234854 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234854 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000234854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000234854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000234854 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234854 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000234854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000234854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000234854 | Industrials00508Y102
Holdings [Line Items]
Percent of Total Investments	96.80%
C000234855 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234855 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234855 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234855 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234855 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234855 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234855 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234855 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234855 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234855 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234855 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234855 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000234855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000234855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000234855 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234855 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000234855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000234855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000234855 | Industrials00508Y102
Holdings [Line Items]
Percent of Total Investments	96.80%
C000234853 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234853 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234853 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234853 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234853 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234853 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234853 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234853 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234853 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234853 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234853 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234853 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000234853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000234853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000234853 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234853 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000234853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000234853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000234853 | Industrials00508Y102
Holdings [Line Items]
Percent of Total Investments	96.80%